Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Differences between United States statutory federal income tax rate and effective income tax rate
Tax benefit at statutory United States federal rate	$ (1,186,565)	$ (1,362,096)
State income tax credit net of federal benefit	(187,427)	(36,383)
Tax credits	(107,034)
Adjustments from prior year	(64,115)
Change in valuation reserves	1,386,246	1,398,479
Current tax (expense) income	$ (158,895)
Effective tax rate (%)	4.00%	0.00%